Note 11 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
2016	Federal	State	Total
Current income tax expense	$54,000	$332,000	$386,000
Deferred income tax expense (benefit)	3,012,000	(308,000)	2,704,000
Total income tax expense	$3,066,000	$24,000	$3,090,000
2015	Federal	State	Total
Current income tax expense (benefit)	$(93,000)	$23,000	$(70,000)
Deferred income tax expense	$233,000	$30,000	$263,000
Total income tax expense	$140,000	$53,000	$193,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
		Years Ended September 30,
		2016	2015
Statutory federal rate		(34.0)%	34.0%
State income taxes, net of federal income tax benefit		(8.2)%	7.3%
Permanent differences for tax purposes	(a)	35.4%	9.4%
Write-off of deferred tax asset attributable to change in ownership (see below)		128.9%	-%
Other		3.1%	(10.4)%
		125.2%	40.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30,
	2016	2015
Deferred tax assets (liabilities):
Net operating loss carryforwards	$6,951,000	$11,210,000
Federal AMT credit carryforward	272,000	211,000
Contingent consideration	168,000	205,000
Fixed assets	256,000	169,000
Stock based compensation	640,000	541,000
Other temporary differences	1,171,000	371,000
Intangibles	(500,000)	(1,045,000)
Total deferred tax assets	$8,958,000	$11,662,000